TRANSACTIONS WITH AFFILIATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Affiliated Companies
The affiliated company transactions during the three and
nine
months ended
September
 30, 2025 and 2024, are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
	(In millions)
Revenues	$4	$4	$13	$13
Other operating expenses:
Ground lease expense	6	6	18	19
FESC support services (1)	67	59	190	170
Other affiliate support services (1)	27	36	91	90
Interest income	3	4	12	7
Interest expense	—	—	2	7

(1)
Includes amounts capitalized of $54 million and $43 million for the three months ended
September
 30, 2025 and 2024, respectively, and $156 million and $130 million for the nine
months ended
September
 30, 2025 and 2024, respectively.

The affiliated company transactions during the years ended December 31, 2024, 2023 and 2022, are as follows:

	For the Years Ended December 31,
	2024	2023	2022
	(In millions)
Revenues	$17	$16	$15
Other operating expenses:
Ground lease expense (1)	25	25	25
FESC support services (2)	228	219	187
Other affiliate support services (2)	112	106	85
Interest income	12	16	49
Pension and OPEB mark-to-market adjustment gain (loss)	7	(31)	(11)
Interest expense	7	17	49

(1)	See Note 4, “Leases”.
(2)	Includes amounts capitalized.